Note 5 - Accounting Policies and Recent Accounting Pronouncements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
(in thousands)	Carrying Value

Istaroxime drug candidate	$22,340
Rostafuroxin drug candidate	54,750
Total	$77,090

(in thousands)	Estimated Fair Value

Istaroxime drug candidate	$22,340
Rostafuroxin drug candidate	54,750
Total	$77,090